Schedule of Investments (unaudited) June 30, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Cochlear Ltd.	25,418	$3,306,330
CSL Ltd.	175,696	34,717,437
Ramsay Health Care Ltd.	70,055	3,208,450
Sonic Healthcare Ltd.	183,874	3,852,354

		45,084,571

Belgium — 0.4%
Galapagos NV(a)	19,518	3,837,383
UCB SA	48,922	5,665,010

		9,502,393

Canada — 0.2%
Bausch Health Companies Inc.(a)	122,196	2,228,597
Canopy Growth Corp.(a)(b)	86,876	1,402,645

		3,631,242

Denmark — 2.6%
Coloplast A/S, Class B	45,204	7,002,722
Genmab A/S(a)	25,140	8,410,371
Novo Nordisk A/S, Class B	624,228	40,392,634

		55,805,727

France — 2.1%
Sanofi	443,627	45,167,240

Germany — 2.4%
Bayer AG, Registered	380,154	28,090,355
Fresenius Medical Care AG & Co. KGaA	82,007	7,027,700
Fresenius SE & Co. KGaA	158,472	7,852,823
Merck KGaA	50,011	5,802,346
QIAGEN NV(a)	87,826	3,781,926

		52,555,150

Ireland — 0.2%
Steris PLC	32,872	5,043,880

Japan — 6.6%
Astellas Pharma Inc.	684,375	11,415,237
Chugai Pharmaceutical Co. Ltd.	246,900	13,193,479
Daiichi Sankyo Co. Ltd.	235,900	19,255,090
Eisai Co. Ltd.	114,800	9,093,765
Hoya Corp.	145,400	13,827,724
M3 Inc.	165,400	7,029,327
Olympus Corp.	504,000	9,695,991
Ono Pharmaceutical Co. Ltd.	194,200	5,646,804
Otsuka Holdings Co. Ltd.	215,900	9,403,662
Shionogi & Co. Ltd.	110,900	6,938,638
Sysmex Corp.	64,000	4,882,236
Takeda Pharmaceutical Co. Ltd.	609,992	21,756,956
Terumo Corp.	270,400	10,228,506

		142,367,415

Netherlands — 0.9%
Argenx SE(a)	18,190	4,051,289
Koninklijke Philips NV(a)	347,014	16,182,369

		20,233,658

South Korea — 0.5%
Celltrion Inc.(a)	41,772	10,626,622

Spain — 0.2%
Grifols SA	113,776	3,454,097

Switzerland — 10.0%
Alcon Inc.(a)	189,105	10,848,766

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	28,816	$15,211,612
Novartis AG, Registered	954,641	83,036,791
Roche Holding AG, Bearer	10,525	3,609,968
Roche Holding AG, NVS	271,860	94,206,354
Sonova Holding AG, Registered	21,073	4,206,594
Straumann Holding AG, Registered	4,363	3,748,068
Vifor Pharma AG	16,600	2,497,314

		217,365,467

United Kingdom — 4.5%
AstraZeneca PLC	507,598	52,815,535
GlaxoSmithKline PLC	1,931,647	39,061,456
Smith & Nephew PLC	344,774	6,413,475

		98,290,466

United States — 66.6%
Abbott Laboratories	684,463	62,580,452
AbbVie Inc.	681,948	66,953,655
ABIOMED Inc.(a)	17,396	4,202,178
Agilent Technologies Inc.	119,483	10,558,713
Alexion Pharmaceuticals Inc.(a)	85,450	9,590,908
Align Technology Inc.(a)	27,735	7,611,593
AmerisourceBergen Corp.	57,457	5,789,942
Amgen Inc.	227,625	53,687,633
Anthem Inc.	97,557	25,655,540
Baxter International Inc.	196,897	16,952,832
Becton Dickinson and Co.	114,104	27,301,664
Biogen Inc.(a)	63,146	16,894,712
Bio-Rad Laboratories Inc., Class A(a)	8,270	3,733,822
Boston Scientific Corp.(a)	552,840	19,410,212
Bristol-Myers Squibb Co.	875,559	51,482,869
Cardinal Health Inc.	112,985	5,896,687
Centene Corp.(a)	224,097	14,241,364
Cerner Corp.	117,769	8,073,065
Cigna Corp.(a)	142,779	26,792,479
Cooper Companies Inc. (The)	19,012	5,392,564
CVS Health Corp.	505,785	32,860,851
Danaher Corp.	243,490	43,056,337
DaVita Inc.(a)	32,993	2,611,066
Dentsply Sirona Inc.	84,774	3,735,142
DexCom Inc.(a)	35,716	14,479,266
Edwards Lifesciences Corp.(a)	239,782	16,571,334
Eli Lilly & Co.	325,891	53,504,784
Gilead Sciences Inc.	485,241	37,334,443
HCA Healthcare Inc.	101,902	9,890,608
Henry Schein Inc.(a)(b)	55,240	3,225,464
Hologic Inc.(a)	99,914	5,695,098
Humana Inc.	51,158	19,836,515
IDEXX Laboratories Inc.(a)	32,865	10,850,708
Illumina Inc.(a)	56,882	21,066,249
Incyte Corp.(a)	69,814	7,258,562
Intuitive Surgical Inc.(a)	45,126	25,714,149
IQVIA Holdings Inc.(a)	68,722	9,750,277
Johnson & Johnson	1,019,469	143,367,925
Laboratory Corp. of America Holdings(a)	37,612	6,247,729
McKesson Corp.	62,630	9,608,695
Medtronic PLC	518,935	47,586,340
Merck & Co. Inc.	976,713	75,529,216
Mettler-Toledo International Inc.(a)	9,251	7,452,143
Mylan NV(a)	200,035	3,216,563
PerkinElmer Inc.	43,101	4,227,777

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Perrigo Co. PLC	52,747	$2,915,327
Pfizer Inc.	2,149,470	70,287,669
Quest Diagnostics Inc.	51,748	5,897,202
Regeneron Pharmaceuticals Inc.(a)	39,031	24,341,683
ResMed Inc.	55,980	10,748,160
Stryker Corp.	124,736	22,476,180
Teleflex Inc.	17,964	6,538,537
Thermo Fisher Scientific Inc.	152,828	55,375,698
UnitedHealth Group Inc.	366,980	108,240,751
Universal Health Services Inc., Class B	30,054	2,791,716
Varian Medical Systems Inc.(a)(b)	35,141	4,305,475
Vertex Pharmaceuticals Inc.(a)	100,328	29,126,222
Waters Corp.(a)(b)	23,956	4,321,662
West Pharmaceutical Services Inc.	28,481	6,470,029
Zimmer Biomet Holdings Inc.	80,023	9,551,545
Zoetis Inc.	183,781	25,185,348

		1,446,053,329

Total Common Stocks — 99.3% (Cost: $1,794,636,719)		2,155,181,257

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	13,184	4,332,707

Total Preferred Stocks — 0.2% (Cost: $4,315,005)		4,332,707

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	6,043,049	$6,050,906
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	4,524,000	4,524,000

		10,574,906

Total Short-Term Investments — 0.5% (Cost: $10,563,722)		10,574,906

Total Investments in Securities — 100.0% (Cost: $1,809,515,446)		2,170,088,870

Other Assets, Less Liabilities — 0.0%		892,185

Net Assets — 100.0%		$2,170,981,055

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,614,870	(27,571,821)	6,043,049	$6,050,906	$88,241	(b)	$32,268		$557
BlackRock Cash Funds: Treasury, SL Agency Shares	3,864,000	660,000	4,524,000	4,524,000	2,278		—		—

				$10,574,906	$90,519		$32,268		$557

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	103	09/18/20	$10,407	$284,012

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,155,181,257	$—	$—	$2,155,181,257
Preferred Stocks	4,332,707	—	—	4,332,707
Money Market Funds	10,574,906	—	—	10,574,906

	$2,170,088,870	$—	$—	$2,170,088,870

Derivative financial instruments(a)
Assets
Futures Contracts	$284,012	$—	$—	$284,012

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3